Common Stock (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 31, 2008 Parent [Member]	Dec. 31, 2010 Parent [Member]	Dec. 31, 2009 Parent [Member]	Dec. 31, 2008 Parent [Member]	Jan. 09, 2009 Parent [Member]	Apr. 30, 2010 Parent [Member] Public Offering [Member]	Jan. 31, 2009 Parent [Member] Public Offering [Member]	Mar. 31, 2010 Parent [Member] Market Equity Offering Program [Member]	Dec. 31, 2009 Parent [Member] Market Equity Offering Program [Member]	Nov. 30, 2009 Parent [Member] Market Equity Offering Program [Member]	Jan. 09, 2009 Maximum [Member] Parent [Member]	Jan. 09, 2009 Minimum [Member] Parent [Member]
Class of Stock [Line Items]
Common stock, shares issued	110,225,000	78,725,000		12,650,000					26,000,000	12,000,000	900,000	30,000
Public offering price for common stock per share				$ 10.75					$ 9.75	$ 5.40		$ 10.25
Underwriters' purchase of shares to cover over allotments									3,900,000	1,300,000
Proceeds from issuance of common stock	$ 288,066,000	$ 68,003,000	$ 128,331,000	$ 128,300,000	$ 288,066,000	$ 68,003,000	$ 128,331,000		$ 279,100,000	$ 67,800,000	$ 9,500,000	$ 300,000
Average price of common stock under market equity offering program per share											$ 10.77
Sales commission											2.00%	2.00%
Number of shares that can be sold													$ 50,000,000
Common stock, par value	$ 0.001	$ 0.001						$ 0.001
Common stock, shares authorized	150,000,000	150,000,000												150,000,000	100,000,000